Finance Income and Expenses	6 Months Ended
Jun. 30, 2025
Finance Income and Expenses
Finance Income and Expenses

Note 18 - Finance Income and Expenses

Finance income and expenses for the periods ended June 30, 2025 and 2024 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Finance income
Interest	$6.6	$16.2	$17.7	$32.2
	$6.6	$16.2	$17.7	$32.2
Finance expenses
Standby charges	$0.6	$0.5	$1.2	$1.0
Amortization of debt issue costs	0.1	0.1	0.2	0.2
Accretion of lease liabilities	0.1	—	0.1	—
	$0.8	$0.6	$1.5	$1.2

Finance income includes interest earned on cash and cash equivalents, referenced in Note 4. Finance expenses include fees and expenses incurred in connection with the Company’s Corporate Revolver, referenced in Note 11.